Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Schedule of accounts receivable
Our accounts receivable consist of the following at the dates indicated:

	March 31, 2018			March 31, 2017
Segment	Gross Receivable	Allowance for Doubtful Accounts	Net	Gross Receivable	Allowance for Doubtful Accounts	Net
	(in thousands)
Crude Oil Logistics	$404,865	$—	$404,865	$345,049	$(3)	$345,046
Water Solutions	59,958	(2,952)	57,006	34,335	(2,789)	31,546
Liquids	131,006	(20)	130,986	94,390	(293)	94,097
Refined Products and Renewables	435,136	(1,229)	433,907	285,664	(869)	284,795
Corporate and Other	—	—	—	74	—	74
Total	$1,030,965	$(4,201)	$1,026,764	$759,512	$(3,954)	$755,558

Schedule of changes in the allowance for doubtful accounts
Changes in the allowance for doubtful accounts are as follows for the periods indicated:

	Year Ended March 31,
	2018	2017	2016
	(in thousands)
Allowance for doubtful accounts, beginning of period	$(3,954)	$(5,963)	$(2,748)
Provision for doubtful accounts	(590)	1,000	(4,781)
Write off of uncollectible accounts	343	1,009	1,566
Allowance for doubtful accounts, end of period	$(4,201)	$(3,954)	$(5,963)

Amounts in the tables above do not include accounts receivable or allowance for doubtful accounts related to the Retail Propane segment, as these amounts have been classified as held for sale within our consolidated balance sheets and the activity has been included within discontinued operations within our consolidated statements of operations (see Note 17).

Schedule of inventories
Inventories consist of the following at the dates indicated:

	March 31,
	2018	2017
	(in thousands)
Crude oil	$77,351	$146,857
Natural gas liquids:
Propane	38,910	32,347
Butane	12,613	5,992
Other	6,515	6,035
Refined products:
Gasoline	253,286	193,015
Diesel	113,939	96,380
Renewables:
Ethanol	38,093	42,009
Biodiesel	10,596	21,410
Total	$551,303	$544,045

Amounts in the table above do not include inventory related to the Retail Propane segment, as these amounts have been classified as held for sale within our consolidated balance sheets (see Note 17).

Schedule of investments in unconsolidated entities
Our investments in unconsolidated entities consist of the following at the dates indicated:

		Ownership	Date Acquired	March 31,
Entity	Segment	Interest (1)	or Formed	2018	2017
				(in thousands)
Glass Mountain Pipeline, LLC (2)	Crude Oil Logistics	—%	December 2013	$—	$172,098
E Energy Adams, LLC (3)	Refined Products and Renewables	20%	December 2013	15,142	12,952
Water treatment and disposal facility (4)	Water Solutions	50%	August 2015	2,094	2,147
Victory Propane (5)	Corporate and Other	50%	April 2015	—	226
Total				$17,236	$187,423

(1)	Ownership interest percentages are at March 31, 2018.

(2)
On December 22, 2017, we sold our previously held 50% interest in Glass Mountain Pipeline, LLC for net proceeds of $292.1 million and recorded a gain on disposal of $108.6 million during the three months ended December 31, 2017 within (gain) loss on disposal or impairment of assets, net in our consolidated statement of operations. As this sale transaction did not represent a strategic shift that will have a major effect on our operations or financial results, operations related to this portion of our Crude Oil Logistics segment have not been classified as discontinued operations.

(3)	See Note 18 related to the sale of our interest in E Energy Adams, LLC subsequent to March 31, 2018.

(4)	This is an investment in an unincorporated joint venture.

(5)
As our investment is $0 at March 31, 2018, our proportionate share of Victory Propane’s losses have been recorded against the loan receivable we have with Victory Propane. On August 14, 2018, we sold our previously held 50% interest in Victory Propane. See Note 13 for a further discussion of the loan receivable and a description of other transactions between us and Victory Propane.

Combined summarized financial information for all of our unconsolidated entities is as follows for the dates and periods indicated:

Balance sheets:

	March 31,
	2018	2017
	(in thousands)
Current assets	$24,431	$27,816
Noncurrent assets	$99,164	$291,100
Current liabilities	$16,787	$20,453
Noncurrent liabilities	$10,620	$13,542

Statements of operations:

	March 31,
	2018	2017	2016
	(in thousands)
Revenues	$182,820	$180,632	$273,857
Cost of sales	$114,890	$114,316	$107,425
Net income	$26,438	$19,462	$46,595

Schedule of other noncurrent assets
Other noncurrent assets consist of the following at the dates indicated:

	March 31,
	2018	2017
	(in thousands)
Loan receivable (1)	$29,463	$40,684
Line fill (2)	34,897	30,628
Tank bottoms (3)	42,044	42,044
Minimum shipping fees - pipeline commitments (4)	88,757	67,996
Other	49,878	57,068
Total	$245,039	$238,420

(1)	Represents the noncurrent portion of a loan receivable associated with our financing of the construction of a natural gas liquids facility to be utilized by a third party.

(2)
Represents minimum volumes of product we are required to leave on certain third-party owned pipelines under long-term shipment commitments. At March 31, 2018, line fill consisted of 360,425 barrels of crude oil and 262,000 barrels of propane. At March 31, 2017, line fill consisted of 427,193 barrels of crude oil. Line fill held in pipelines we own is included within property, plant and equipment (see Note 5).

(3)
Tank bottoms, which are product volumes required for the operation of storage tanks, are recorded at historical cost. We recover tank bottoms when the storage tanks are removed from service. At March 31, 2018 and 2017, tank bottoms held in third party terminals consisted of 366,212 barrels and 366,212 barrels of refined products, respectively. Tank bottoms held in terminals we own are included within property, plant and equipment (see Note 5).

(4)
Represents the minimum shipping fees paid in excess of volumes shipped for two contracts. This amount can be recovered when volumes shipped exceed the minimum monthly volume commitment (see Note 9). Under these contracts, we currently have 2.1 years and 2.5 years, respectively, in which to ship the excess volumes.

Amounts in the table above do not include other noncurrent assets related to the Retail Propane segment, as these amounts have been classified as assets held for sale within our consolidated balance sheets (see Note 17).

Schedule of accrued expenses and other payables
Accrued expenses and other payables consist of the following at the dates indicated:

	March 31,
	2018	2017
	(in thousands)
Accrued compensation and benefits	$18,033	$16,559
Excise and other tax liabilities	40,829	62,201
Derivative liabilities	51,039	27,622
Accrued interest	39,947	44,327
Product exchange liabilities	11,842	1,693
Deferred gain on sale of general partner interest in TLP	30,113	30,113
Other	31,701	15,941
Total	$223,504	$198,456

Amounts in the table above do not include accrued expenses and other payables related to the Retail Propane segment, as these amounts have been classified as held for sale within our consolidated balance sheets (see Note 17).

Schedule of future amortization on gain from disposal	Expected amortization of the remaining deferred gain is as follows (in thousands):

Year Ending March 31,
2019	$30,113
2020	30,113
2021	29,593
2022	26,993
2023	22,494
Total	$139,306

Schedule of redeemable noncontrolling interest
The following table summarizes changes in our redeemable noncontrolling interest in our consolidated balance sheets (in thousands):

Balance at March 31, 2016	$—
Transfer of redeemable noncontrolling interest	3,072
Balance at March 31, 2017	3,072
Net income attributable to redeemable noncontrolling interest	1,030
Redeemable noncontrolling interest valuation adjustment	5,825
Balance at March 31, 2018	$9,927